Management of Capital (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity	$ 2,605,839	$ 2,467,846	$ 1,513,349
Attributable to equity holders of the Company
Equity	$ 2,602,519	$ 2,463,099	$ 1,508,212